Fair Value Measurements - Level 3 Fair Value Measurements Inputs (Q3) (Details) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Fair Value Disclosures [Abstract]
Increase (decrease) in fair value of liabilities	$ 1.8	$ (13.8)	$ (9.5)
Share price [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input	10.55	10.09	9.77
Volatility [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input	0.067	0.069	0.153
Volatility [Member] | Level 3 [Member] | Working Capital Loan Option [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Embedded Derivative Liability, Measurement Input	0.067	0.069
Expected life of the options to convert [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input	0.94	5.47	5.6
Expected life of the options to convert [Member] | Level 3 [Member] | Working Capital Loan Option [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Embedded Derivative Liability, Measurement Input	5.31	5.47
Risk-free rate [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input	0.0547	0.0473	0.0132
Risk-free rate [Member] | Level 3 [Member] | Working Capital Loan Option [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Embedded Derivative Liability, Measurement Input	0.0555	0.0472
Dividend yield [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input	0	0	0
Dividend yield [Member] | Level 3 [Member] | Working Capital Loan Option [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Embedded Derivative Liability, Measurement Input	0	0
Strike price of debt conversion [Member] | Level 3 [Member] | Working Capital Loan Option [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Embedded Derivative Liability, Measurement Input	1.5	1.5